Earnings and Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Earnings and loss per share

	Year ended December 31,
	2024	2023 (as restated)*	2022 (as restated)*
	(Euros in thousands, except share and per share data)
Numerator:
Net Profit/(loss)	15,218	(94,649)	27,703
Adjustments of profit or loss	—	—	—
Net Profit/(loss) available to common shareholders	15,218	(94,649)	27,703

Denominator:
Weighted average shares outstanding - basic	105,744,929	80,546,682	67,220,824
Effect of potentially dilutive warrants / shares option	1,050,171	—	1,604,082
Weighted average shares outstanding - diluted	106,795,100	80,546,682	68,824,906

Earning/(Loss) per share - basic	0.14	(1.18)	0.41
Earning/(Loss) per share - diluted	0.14	(1.18)	0.40

* See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities